Restructuring Charges - additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring charges	$ 2,615	$ 6,104	$ 13,257
Other Accrued Expenses [Member]
Restructuring charges	2,600	6,000
Other Noncurrent Liabilities [Member]
Restructuring charges		100
Selling, General and Administrative Expenses [Member]
Severance expenses	$ 2,300	$ 7,900	$ 6,400